Commitments And Contingencies - Narrative (Details) $ in Millions				1 Months Ended			3 Months Ended				12 Months Ended
	Jun. 30, 2018 entity mi	Mar. 31, 2016 company mi	Mar. 13, 2013 company mi	Sep. 30, 2017 company mi	Sep. 30, 2016 mi	Mar. 31, 2016 mi	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($) entity	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2015 USD ($)
Loss Contingencies [Line Items]
Accrued probable future environmental expenditures											$ 111.9	$ 114.8	$ 114.9		$ 117.7
Insurance recoveries							$ 1.5	$ 1.6	$ 2.5	$ 3.8	4.3	$ 9.1	$ 6.1
Contamination of Passaic River Study Area
Loss Contingencies [Line Items]
Loss contingency, number of third-party companies assuming responsibility for development of RIFS | company			70
Calvert City
Loss Contingencies [Line Items]
Accrued probable future environmental expenditures											$ 103.3
Lower Passaic River | Contamination of Passaic River Study Area
Loss Contingencies [Line Items]
Site contingency, environmental remediation, total estimated cost of remedy														$ 1,400.0
Length of portion of river | mi	8	8	17	8	8	8
Loss Contingency, Number Of Entities Named In Suit | entity	100							100
Site contingency, number of companies receiving notice of potential liability (more than) | company		100
Site contingency, number of companies receiving notice of process to allocate remedial costs | company				80